As filed with the Securities and Exchange Commission on August 28, 2006

1933 Act File No. 02-90946 1940 Act File No. 811-4015

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT
UNDER
                             THE SECURITIES ACT of 1933                    [   ]
               POST-EFFECTIVE AMENDMENT NO. 119            [X]
REGISTRATION STATEMENT
UNDER
          THE INVESTMENT COMPANY ACT OF 1940            [   ]
                                    AMENDMENT NO. 122                         [X]

EATON VANCE MUTUAL FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 (Address of Principal Executive Offices)

(617) 482-8260 (Registrant’s Telephone Number)

ALAN R. DYNNER The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 (Name and Address of Agent for Service)

                                                                  It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)	[ ]	on (date) pursuant to paragraph (a)(1)
[X]	on September 1, 2006 pursuant to paragraph (b)	[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Eaton Vance Tax-Managed
Dividend Income Fund

A diversified fund seeking after-tax total return

Prospectus Dated ^September 1, 2006

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Information in this prospectus
	Page		Page

Fund Summary	2	Sales Charges	12
Investment Objective & Principal Policies and Risks	6	Redeeming Shares	14
Management and Organization	8	Shareholder Account Features	14
Valuing Shares	9	Tax Information	16
Purchasing Shares	9	Financial Highlights	17

This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

Fund Summary

Investment Objective and Principal Strategies. Eaton Vance Tax-Managed Dividend Income Fund’s (the "Fund") investment objective is to achieve after-tax total return for its shareholders. The Fund invests primarily in a diversified portfolio of common and preferred stocks that pay dividends that qualify for federal income taxation at long-term capital gain rates (“tax-favored dividends”). In selecting investments, the Fund primarily seeks stocks that produce attractive levels of tax-favored dividend income and which are, in the opinion of the investment adviser, undervalued or inexpensive relative to other similar investments. For its investments in common stocks, the Fund also seeks to invest in securities that the investment adviser believes have the potential for growth of income and capital appreciation over time.

The Fund ^may at times invest 25% or more of its assets in each of the utilities and financial services sectors of the market. The Fund may also invest up to 35% of its assets in foreign securities. The Fund may engage in derivative transactions (such as purchased puts, written covered calls, equity collars, equity swaps, covered short sales and stock index futures) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities.

Tax-Managed Investing. Most mutual funds focus on pre-tax returns and largely ignore shareholder tax considerations. By contrast, the Fund approaches its investments from the perspective of a taxpaying shareholder. Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with the Fund’s distributions of investment income and net realized capital gains. Among the tax-efficient management techniques and strategies used are the following:

* investing primarily in common and preferred stocks that pay tax-favored dividends;
* generally holding common and preferred stocks long enough for the dividends received thereon to qualify as tax-favored dividends;
* employing dividend capture trading strategies;
*when appropriate, selling stocks trading below cost to realize losses;
*attempting to avoid net realized short-term gains;
*generally maintaining low portfolio turnover of stocks with substantial gains;
*in selling appreciated stocks, selecting the most tax-advantaged share lots; and
*selectively using tax-advantaged hedging techniques as an alternative to taxable sales.

The Fund seeks to achieve returns primarily in the form of tax-favored dividend income and price appreciation not subject to current tax. The Fund seeks to minimize distributions of income and net realized short-term gains that are taxed as ordinary income. There can be no assurance, however, that distributions taxed as ordinary income can be avoided.

Principal Risk Factors. The Fund’s investment program may be affected by future changes in tax laws and regulations, including changes as a result of the sunset provisions that currently apply to the favorable tax treatment of tax-favored dividend income.

The Fund’s shares are sensitive to stock market volatility. If there is a general decline in the value of publicly-traded common and preferred stocks, the value of the Fund’s shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels.

Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of such securities will generally fall. Because the Fund invests in preferred stocks, the Fund’s net asset value may decline if ^interest rates rise. Interest rates are currently low relative to historic levels. Common stocks may also be influenced by changes in interest rates.

The Fund’s ability to distribute income to shareholders will depend on the yields available on common and preferred stocks. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income. While the Fund seeks tax-favored dividend income, a portion of the Fund’s income distributions to shareholders may be taxable at rates applicable to ordinary income. In order for dividends to qualify for tax-favored treatment, the Fund must hold the related stock for a required period of time. Satisfying this holding period requirement may not always be advisable, potentially exposing a portion of the Fund’s dividend income to full taxation.

The value of Fund shares will be affected by events that adversely affect the utilities and financial services sectors. Companies in the utilities sector are sensitive to changes in interest rates and other economic conditions, governmental regulation, uncertainties created by deregulation, power shortages and surpluses, the price and availability of fuel,

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environmental protection or energy conservation practices, the level and demand for services, and the cost and potential business disruption of technological developments.

Companies in the financial services sector are also subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Because the Fund may invest a significant portion of its assets in the utilities and financial services sectors, the value of Fund shares may fluctuate more than if the Fund invested in a broader variety of sectors.

The ^use of derivative transactions is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty, or unexpected price or market movements. The use of dividend capture strategies will expose the Fund to increased trading costs and potential for capital loss. Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and other developments abroad.

The Fund is not a complete investment program and you may lose money by investing. Shareholders should invest for the long-term. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance Information. The following bar chart and table provide information about the Fund’s performance for ^each calendar year ^through December 31, ^2005. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based, unmanaged market index of 1000 U.S. value stocks. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

During the period ^from January 1, 2004 through December 31,
^2005, the highest quarterly total return for Class A was 9.^32% for the quarter ended December 31, ^2004, and the lowest quarterly return was -1.16% for the quarter ended June 30, 2004. The year-
to-date total return through the end of the most recent calendar quarter (January 1, ^2006 to June 30, ^2006) was ^6.^62%.

	One	Life of
Average Annual Total Return as of December 31, ^2005	Year	Fund

Class A Return Before Taxes	^–0.^21%^	^9.^96%^
Class A Return After Taxes on Distributions	^–0.^93%^	^9.^23%^
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^0.^80%^	^8.^49%^
Class B Return Before Taxes	^0.^16%^	^10.^40%^
Class C Return Before Taxes	^4.^16%^	^11.^71%^
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	^7.^05%^	^16.^13%^

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable ^contingent deferred sales charge ("CDSC") for Class B and Class C. Class A, Class B and Class C commenced operations on May 30, 2003. Life of Fund returns are calculated from May 31, 2003. The Russell 1000 Value Index is a broad-based, unmanaged market index of 1000 U.S. value stocks. Investors cannot invest directly in an Index. (Source for Russell 1000 Value Index: Thomson Financial.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. ^For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^.

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Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

^. . .

Shareholder Fees				Annual Fund Operating Expenses
(fees paid directly from your investment)	Class A	Class B	Class C	(expenses that are deducted from Fund assets)	Class A	Class B	Class C

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	Management Fees	0.80%^	0.80%^	0.80%^
Maximum Deferred Sales Charge (Load) (as a percentage of the
lower of net asset value at time of purchase or redemption)	None	5.00%	1.00%	Distribution and Service (12b-1) Fees	^0.25%	1.00%^	1.00%^
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None	Other Expenses^	^0.^17% ^0.^17% ^0.^17%
Exchange Fee	None	None	None	Total Annual Fund Operating Expenses*	^1.^22% ^1.^97% ^1.^97%

^

*During the fiscal year ended April 30, 2006, Total Annual Fund Operating Expenses were 1.21% for Class A and 1.96% for Class B and Class C as a result of a reduction of the investment advisory fee.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$^692	$ ^940	$1,^207	$^1,^967
Class B shares**	$^700	$1,^018	$1,^262	$2,^102
Class C shares	$^300	$ ^618	$1,^062	$2,^296

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$^692	$^940	$1,^207	$^1,^967
Class B shares**	$^200	$^618	$1,^062	$2,^102
Class C shares	$^200	$^618	$1,^062	$2,^296

** Reflects the expenses of Class A after ^eight years because Class B shares automatically convert to Class A after ^eight years.

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Investment Objective & Principal Policies and Risks

Eaton Vance Tax-Managed Dividend Income Fund’s investment objective is to achieve after-tax total return for its shareholders. The Fund invests primarily in common and preferred stocks that pay dividends that qualify for federal income taxation at long-term capital gain rates (“tax-favored dividends”). The Fund’s return is expected to consist primarily of tax-favored dividend income, although it will also seek capital appreciation. The Fund’s objective may not be changed without shareholder approval. Certain of the Fund’s policies may be changed by the Trustees without shareholder approval.

The Fund may invest 25% or more of its assets in each of the utilities and financial services sectors. The utilities sector includes companies engaged in the manufacture, production, generation, transmission, sale and distribution of water, gas and electric energy, as well as companies engaged in the communications field. Companies in the financial services sector include, for example, commercial banks, savings and loan associations, brokerage and investment companies, insurance companies, and consumer and industrial finance companies. The Fund also may invest in real estate investment trusts, and therefore, may be subject to the special risks associated with real estate investing. Up to (but less than) 25% of the Fund’s total assets may be invested in any one industry.

Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying common and preferred stocks (the "80% policy"). This 80% policy will not be changed unless Fund shareholders are given 60 days’ advance notice of the change. For purposes of the 80% policy, net assets includes any borrowings for investment purposes. The Fund seeks dividend income that qualifies for favorable federal income tax treatment. Under federal income tax law enacted on May 28, 2003, "qualified dividend income" received by individual shareholders is taxed at rates equivalent to long-term capital gain tax rates, which currently reach a maximum of 15%. Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. The Fund generally can pass through the tax treatment of tax-favored dividends it receives to Fund shareholders who hold Fund shares for more than 60 days during the 121-days surrounding the ex-dividend date.

For the Fund to receive tax-favored dividends, the Fund must hold the stock associated with an otherwise qualifying dividend for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date (or more than 90 days during the associated 181-day period, in the case of certain preferred stocks). ^In addition, the Fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. The provisions of the Internal Revenue Code applicable to tax-favored dividends are effective ^for taxable years beginning on or before December 31, 2010. Thereafter, dividends will be taxable as ordinary income unless further legislative action is taken.

In selecting securities, the Fund invests primarily in dividend-paying common and preferred stocks of U.S. and non-U.S. companies that the investment adviser believes may produce attractive levels of tax-favored dividend income and which are, in the opinion of the investment adviser, undervalued or inexpensive relative to other similar investments. Stocks may be undervalued in relation to other investments due to adverse economic or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes.

For its investments in common stocks, the Fund also seeks to invest in securities that the investment adviser believes have the potential for growth of income and capital appreciation over time. For its investments in preferred stocks, the Fund will also take into consideration the interest rate sensitivity of the investments and the investment adviser’s interest rate expectations. Under normal market conditions, the Fund expects to primarily invest in preferred stocks that are rated investment grade (which is at least BBB as determined by Standard & Poor’s Ratings Group or Fitch Ratings, Baa as determined by Moody’s Investors Service, Inc. or, if unrated, determined to be of comparable quality by the investment adviser), but may invest to a limited extent in lower rated preferred stocks. Consistent with the Fund’s objective, the investment adviser has broad discretion to allocate the Fund’s investments between common and preferred stocks.

In addition to investing in stocks that pay tax-favored dividends, the Fund may also invest a portion of its assets in stocks and other securities that generate income taxable at ordinary income rates. For any year, so long as the Fund’s fully taxable ordinary income and net realized short-term gains are offset by expenses of the Fund, all of the Fund’s income distributions would be characterized as tax-favored dividends. There can be no assurance that a portion of the Fund’s income distributions will not be fully taxable at ordinary income rates.

The Fund may seek to enhance the level of tax-favored dividend income it receives by engaging in dividend capture trading. In a dividend capture trade, the Fund would sell a stock that has gone ex-dividend to purchase another stock paying a dividend before the next dividend of the stock being sold. By entering into a series of such trades, the Fund could augment

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the amount of dividend income it receives over the course of a year. In order for dividends to qualify as tax-favored dividends, the Fund must comply with the holding period requirements described above. The use of dividend capture strategies will expose the Fund to increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects and tax treatment of a company’s dividends, the strength of the company’s business franchises and estimates of the company’s net value. Many of these considerations are subjective.

The Fund seeks to achieve favorable after-tax returns in part by minimizing the taxes incurred by shareholders in connection with the Fund’s investment income and realized capital gains. Fund distributions that are taxed as ordinary income are minimized by investing principally in common and preferred stocks that pay tax-favored dividends and by generally avoiding income taxable as ordinary income and net realized short-term capital gains in excess of expenses. Fund distributions taxed as long-term capital gains are minimized by avoiding or minimizing the sale of securities with large accumulated capital gains. When a decision is made to sell a particular appreciated security, the portfolio managers will select for sale the share lots resulting in the most favorable tax treatment, generally those with holding periods sufficient to qualify for long-term capital gains treatment that have the highest cost basis. The portfolio managers may sell securities to realize capital losses that can be used to offset realized gains.

To protect against price declines in securities holdings with large accumulated gains, the Fund may use various hedging techniques (such as the purchase and sale of futures contracts on stocks and stock indexes and options thereon, the purchase of put options and the sale of call options on securities held, equity swaps, covered short sales, forward sales of stocks and the purchase and sale of forward currency exchange contracts and currency futures). By using these techniques rather than selling appreciated securities, the Fund can, with certain limitations, reduce its exposure to price declines in the securities without realizing substantial capital gains under current tax law. These derivative instruments may also be used by the Fund to enhance returns or as a substitute for the purchase or sale of securities. Dividends received on securities with respect to which the Fund is obligated to make payments (pursuant to short sales or otherwise) will be treated as fully taxable ordinary income.

The use of derivatives is highly specialized and engaging in derivative transactions for purposes other than hedging is speculative. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Fund. Equity swaps, over-the-counter options and forward sales are private contracts in which there is a risk of loss in the event of a counterparty’s default. In a covered short sale, the Fund may be forced to deliver appreciated stock to close the short position, causing a recognition of gain. The Fund normally intends to deliver newly acquired stock to close a short position. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security. These transactions are subject to special tax rules that could affect the amount, timing and character of distributions to shareholders. Derivative hedging transactions may not be effective because of imperfect correlation and other factors. As a general matter, dividends received on hedged stock positions are fully taxable as ordinary income.

The Fund may invest up to 35% of assets in foreign securities, some of which may be located in emerging market countries. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. These risks can be more significant for securities traded in less developed, emerging market countries. As an alternative to holding foreign-traded securities, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts which evidence ownership in underlying foreign securities); such investments are not subject to the Fund’s 35% limitation on investing in foreign securities. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the

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investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans only will be made to firms that have been approved by the investment adviser. The investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. Distributions of any income realized from securities loans will be taxable as ordinary income. The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

The Fund may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, the Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund’s investment objective. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

As noted above the portfolio managers may sell securities when employing dividend capture strategies to realize capital losses that can be used to offset capital gains. Use of this tax management strategy will increase portfolio turnover rate and the trading costs incurred. Higher trading costs may reduce returns.

The Fund’s investment policies include a fundamental investment provision allowing the Fund to invest substantially all of its investable assets in one or more open-end management investment companies having substantially the same investment policies and restrictions as the Fund. Any such company or companies would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. The Fund will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Fund. The Fund may initiate investments in one or more investment companies at any time without shareholder approval. The Fund may also invest in other investment companies as described in the Statement of Additional Information.

Management and Organization

Management. The Fund’s investment adviser is Eaton Vance Management (“Eaton Vance”), with offices at The Eaton Vance Building, 255 State Street, Boston, MA 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage ^over $115 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Fund. Under its investment advisory agreement with the Fund, Eaton Vance receives a monthly advisory fee equal to 0.650% annually of the average daily net assets of the Fund up to $500 million. On net assets of $500 million and over the annual fee is reduced. For the fiscal year ended April 30, ^2006, the Fund paid Eaton Vance advisory fees equal to 0.650% of its average daily net assets.

The Fund’s most recent shareholder report provides information regarding the basis for the Trustees’ approval of the Fund’s investment advisory agreement.

Judith A. Saryan and Michael R. Mach have served as portfolio managers of the Fund since it commenced ^operations, Aamer Khan has served as a portfolio manager of the Fund since September, 2005 and Thomas H. Luster has served as a portfolio manager of the Fund since July, ^2006. ^Ms. ^Saryan, Mr. Mach and Mr. ^Luster manage other Eaton Vance portfolios, have managed Eaton Vance portfolios for more than five years, and are Vice Presidents of Eaton Vance and Boston Management and Research ("BMR"). Mr. Khan ^manages other Eaton Vance portfolios, and has been an analyst at Eaton Vance ^for more than five years. He ^is a Vice President of Eaton Vance and ^BMR.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of ^Fund shares.

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Eaton Vance serves as the administrator of the Fund, providing the Fund with administrative services and related office facilities. ^Under its administrative agreement with the Fund, Eaton Vance receives a monthly administrative fee equal to 0.15% annually of the average daily net assets of the Fund. For the fiscal year ended April 30, 2006, the Fund paid Eaton Vance administrative fees equal to 0.15% of its average daily net assets.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund’s transfer agent from the fees ^the transfer agent receives from the Eaton Vance funds.

Organization. The Fund is a series of Eaton Vance Mutual Funds Trust (the "Trust"), a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

Valuing Shares

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of portfolio holdings. When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the investment dealer’s responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments^. Pursuant to the procedures, exchange-listed securities normally are valued at closing sale prices. The ^investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before the Fund values its assets that would materially affect net asset value. In addition, for foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, ^the value of securities held by the Fund can change on days when Fund shares cannot be redeemed. The investment adviser expects to fair value domestic securities in limited circumstances, such as when the securities are subject to restrictions on resale. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

^You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. ^ ^

After your initial investment, additional investments ^may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address)^. Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by broker-dealers) and for persons affiliated with Eaton Vance and ^certain Fund service ^providers (as described in the Statement of Additional Information).

Purchase orders will be executed at the net asset value next determined after their receipt by the Fund. The Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock

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Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day’s net asset value. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

Restrictions on Excessive Trading and Market Timing. The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain securities that may be held by the Fund, such as restricted securities) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). In addition, because the Fund may invest up to 35% of its total assets in foreign securities, it may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. The investment adviser ^is authorized to use the fair value of a security if ^prices are unavailable or are deemed unreliable (see ^“Valuing Shares^”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Fund.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Under the policies, the Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. The Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The Fund and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than the Fund’s policy. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and

10

  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Fund.

Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75% . This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets. Returns on Class A shares are generally higher than returns on Class B and Class C shares because Class A has lower annual expenses than those classes.

Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See “CDSC Waivers” under “Sales Charges” below. Class B shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares automatically convert to Class A shares eight years after purchase. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all ^Eaton Vance fund shares held within the purchasing shareholder’s account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of ^shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all ^Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of ^shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Payments to Investment Dealers. In connection with sales of Fund shares, an investment dealer may receive sales charges and Fund ^distribution and service fees as described below. Sales charges, distribution fees and service fees paid to investment dealers vary by share class. In addition, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in ^specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain “street name” or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered

11

investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	^1.00%

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

**	No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within ^18 months of purchase.

^

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value ^through certain tax-deferred retirement plans and through the Eaton Vance Supplemental Retirement Account.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in trust or fiduciary accounts (including retirement accounts) or omnibus or “street name” accounts. In addition, shares purchased and/or owned in an employer-sponsored retirement plan (including SEP, SARSEP and SIMPLE IRA plans) may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who charge ^an ongoing fee for ^advisory, investment, consulting or similar services^. Such clients may include individuals, corporations, endowments and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton ^Vance and its affiliates; certain persons affiliated

12

with Eaton Vance; and certain ^fund service ^providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details^.

Contingent Deferred Sales Charge. ^Each Class of shares is ^subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more ^are subject to a 1.00% CDSC if redeemed within 18 months of purchase. ^In addition, Class A shares purchased through the Eaton Vance Supplemental Retirement Account (regardless of ^the amount of ^the purchase) are subject to ^a CDSC equal to 1% if redeemed within one year of purchase and a CDSC ^of 0.50% if redeemed within two years of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase^. Class B shares are subject to the following CDSC schedule:

^
Year of Redemption After Purchase	CDSC	CDSCs are based on the lower of the net asset value at
First or Second	5%	the time of purchase or at the time of redemption.
Third	4%	Shares acquired through the reinvestment of
		distributions are exempt from the CDSC. Redemptions
Fourth	3%	are made first from shares that are not subject to a
Fifth	2%	CDSC.
Sixth	1%
Seventh or following	0%

The sales commission payable to investment dealers in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and, for Class B and Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The ^CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature. After eight years, Class B shares automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

Distribution and Service Fees. ^Class A, Class B and Class C shares have in effect plans under Rule 12b-1 that allow ^the Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”^) and service fees for personal and/or shareholder account services. Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually^. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in the amount of 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. Class B and Class C also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class B and Class C service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such investment dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.

^

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

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Redeeming Shares

You can redeem shares in any of the following ways:

By Mail	Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and a signature guarantee may be required. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.
By Telephone	You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through
Friday, ^8:00 a.m. to 7:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.
Through an Investment Dealer	Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

Meeting Redemptions by Distributing Portfolio Securities. The Fund currently meets shareholder redemptions entirely in cash, but in the future may adopt a policy of meeting redemption requests in whole or in part by distributing portfolio securities chosen by the investment adviser. The Fund would only distribute readily marketable securities, which would be valued pursuant to the Fund’s valuation procedures. Redeeming shareholders who receive securities could incur brokerage charges and other costs and may be exposed to market risk in selling the distributed securities. If the Fund adopts a policy of distributing securities to meet redemptions, it may continue to meet redemptions in whole or in part with cash.

Shareholder Account Features

Once you purchase shares, the transfer agent establishes ^an account for you. ^

Distributions. You may have your Fund distributions paid in one of the following ways:

*Full Reinvest Option	Dividends and capital gains are reinvested in additional shares. This option will be assigned if you do not specify an option.
*Partial Reinvest Option	Dividends are paid in cash and capital gains are reinvested in additional shares.
*Cash Option	Dividends and capital gains are paid in cash.
*Exchange Option	^Dividends and/or capital gains are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

14

Information about the Fund. From time to time, you may be mailed the following:

*Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
*Periodic account statements, showing recent activity and total share balance.
*Form 1099 and tax information needed to prepare your income tax returns.
*Proxy materials, in the event a shareholder vote is required.
*Special notices about significant events affecting your Fund.

The Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information is filed with the SEC or posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. ^Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing”. If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under “Purchasing Shares”, the exchange privilege may be terminated for market timing accounts or for other reasons.

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeem ^from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, ^your purchase will be ^at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are ^recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or

15

exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. ^If you transfer ^shares in a “street name” account to an account with another investment dealer or to an account directly with the ^Fund, you ^should obtain historical information about your shares prior to the transfer. ^

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver’s license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed. If the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

Tax Information

The Fund intends to pay dividends monthly and to distribute any net realized capital gains at least annually. While the Fund attempts to produce attractive levels of tax-favored dividend income, there can be no assurance that distributions to shareholders taxable at ordinary income rates can be avoided. Distributions of income (other than qualified dividend income, which is described below) and net realized short-term capital gains are taxable as ordinary income. ^For individual shareholders, distributions of qualified dividend income and long-term capital gains are taxable ^at long-term ^capital gain rates. ^Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. ^Different classes will generally distribute different distribution amounts. Distributions are taxable whether paid in cash or reinvested in additional Fund shares.

For taxable years beginning on or before December 31, ^2010, distributions of investment income designated by ^the Fund as "qualified dividend income" ^are taxed in the hands of individual shareholders at rates equivalent to long-term capital gain tax rates, which currently reach a maximum of 15%. Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. ^The Fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property.

Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund’s income on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Fund. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of income and may affect the timing or amount of the Fund’s distributions.

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

16

Financial Highlights

The financial highlights are intended to help you understand the Fund’s financial performance for the ^past two years ended April 30, 2006 and for the period from the start of business, May 30, 2003, to April 30, 2004. Certain information in the table reflects the financial results for a single Fund share. The total returns in the tablerepresent the rate an investor would have earned (or lost) on an investment in ^the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The ^report of Deloitte & Touche LLP and the Fund’s financial statements are incorporated herein by reference and included in the annual report, which is available on request.^

			Year Ended					Period Ended

		April 30, 2006			April 30, 2005			April 30, 2004(1)

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$ 11.820	$ 11.790	$ 11.800	$ 10.640	$10.630	$ 10.630	$ 10.000	$10.000	$10.000
Income (loss) from operations
Net investment income(2)	$ 0.922	$0.801	$ 0.817	$ 0.743	$ 0.648	$ 0.653	$ 0.500	$ 0.427	$ 0.432
Net realized and unrealized gain	0.889	0.919	0.893	0.989	0.986	0.991	0.437	0.446	0.441
Total income from operations	$ 1.811	$ 1.720	$ 1.710	$ 1.732	$ 1.634	$ 1.644	$ 0.937	$ 0.873	$ 0.873
Less distributions
From net investment income	$ (0.641)	$ (0.550)	$ (0.550)	$ (0.552)	$ (0.474)	$ (0.474)	$ (0.297)	$ (0.243)	$ (0.243)
Total distributions	$ (0.641)	$ (0.550)	$ (0.550)	$ (0.552)	$ (0.474)	$ (0.474)	$ (0.297)	$ (0.243)	$ (0.243)
Net asset value - End of year	$ 12.990	$ 12.960	$ 12.960	$ 11.820	$11.790	$ 11.800	$ 10.640	$10.630	$10.630
Total Return (3)	15.78%	14.97%	14.87%	16.54%	15.57%	15.66%	9.44%	8.79%	8.79%
Ratios/Supplemental Data†
Net assets, end of year (000’s omitted)	$452,785	$120,272	$350,758	$215,759	$79,871	$185,303	$104,169	$40,731	$92,329
Ratios (as a percentage of average daily net assets):
Net expenses	1.21%	1.96%	1.96%	1.25%	2.00%	2.00%	1.40%(4)	2.15%(4)	2.15%(4)
Net expenses after custodian fee reduction	1.21%	1.96%	1.96%	1.25%	2.00%	2.00%	1.40%(4)	2.15%(4)	2.15%(4)
Net investment income	7.49%	6.53%	6.65%	6.46%	5.65%	5.69%	5.05%(4)	4.31%(4)	4.34%(4)
Portfolio turnover	247%	247%	247%	162%	162%	162%	117%	117%	117%

The operating expenses of the Fund reflect an allocation of expenses to the Administrator and/or a reduction of the investment adviser fee. Had such actions not been taken, the net investment income per share would have been as follows:

Ratios (as a percentage of average daily net assets):
Expenses	1.22%	1.97%	1.97%	1.26%	2.01%	2.01%	1.47%(4)	2.22%(4)	2.22%(4)
Expenses after custodian fee reduction	1.22%	1.97%	1.97%	1.26%	2.01%	2.01%	1.47%(4)	2.22%(4)	2.22%(4)
Net investment income	7.48%	6.52%	6.64%	6.45%	5.64%	5.68%	4.98%(4)	4.24%(4)	4.27%(4)
Net investment income per share(2)	$ 0.921	$ 0.800	$ 0.816	$ 0.742	$ 0.647	$ 0.652	$ 0.493	$ 0.420	$ 0.425

(1)	For the period from the start of business, May 30, 2003, to April 30, 2004.

(2)	Net investment income per share was computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)	Annualized.

17

More Information

About the Fund: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Fund’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the past fiscal year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc. The Eaton Vance Building 255 State Street Boston, MA 02109 1-800-225-6265 website: www.eatonvance.com

^

You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

About Shareholder Accounts: You can obtain more information from Eaton Vance Shareholder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:^

PFPC Inc. P.O. Box 9653 Providence, RI 02940-9653 1-800-262-1122

The Fund’s SEC File No. is 811-4015.	TMDIP
^1783-9/06	© ^2006 Eaton Vance Management

STATEMENT OF ADDITIONAL INFORMATION ^September 1, 2006

^

Eaton Vance Tax-Managed Dividend Income Fund

The Eaton Vance Building 255 State Street Boston, Massachusetts 02109 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Fund. The Fund is a diversified, open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

	Page		Page
Strategies and Risks	2	Purchasing and Redeeming Shares	16
Investment Restrictions	5	Sales Charges	^17
Management and Organization	6	Performance	19
Investment Advisory and Administrative Services	^12	Taxes	21
Other Service Providers	^15	Portfolio Securities Transactions	^24
Calculation of Net Asset Value	15	Financial Statements	^26

Appendix A: Class A Fees, Performance and Ownership	^27	Appendix D: Eaton Vance Funds Proxy Voting Policy and Procedures	^31
Appendix B: ^Class B Fees, Performance and Ownership	^29	Appendix E: Adviser Proxy Voting Policies and Procedures	^33
Appendix C: Class C Fees, Performance and Ownership	^30

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund’s prospectus dated ^September 1, 2006, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.

© ^2006 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; and “NASD” for the National Association of Securities Dealers, Inc.

STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Tax-Managed Investing. Taxes are a major influence on the net returns that investors receive on their taxable investments. There are ^four components of the returns of ^a mutual fund that invests in equities - price appreciation, distributions of qualified dividend income, distributions of other investment income and distributions of realized short-term and long-term capital gains - which are treated differently for federal income tax purposes. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income, at rates currently as high as 35%. Distributions of qualified dividend income and net realized long-term gains (on stocks held for more than one year) are currently taxed at rates up to 15%. Returns derived from price appreciation are untaxed until the shareholder redeems his or her shares. Upon redemption, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the redemption and the shareholder’s adjusted tax basis is realized. As described in the prospectus, the Fund seeks to achieve favorable after-tax returns in part by minimizing the taxes incurred by shareholders in connection with the Fund’s net investment income and net realized gains.

Equity Investments. The Fund invests primarily in dividend-paying common stocks and preferred stocks. The Fund also may invest in debt securities (normally limited to securities convertible into common stocks), warrants, equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, and other securities and instruments.

The Fund may invest in preferred stocks that are rated below investment grade. Lower rated and comparable unrated securities are subject to the risk of an issuer’s inability to make dividend payments on the securities (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated preferred stocks are also more likely to react to real or perceived developments affecting market and credit risk than are higher rated preferred stocks, which react primarily to movements in the general level of interest rates.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, ^as well as in the case of depositary receipts traded on non-U.S. markets, ^exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid^.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on indices and options on stock index futures, the purchase of put options and the sale of call options on securities held, equity swaps and the purchase and sale of currency futures and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments the Fund holds. The Fund’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Fund’s assets.

Over-the-counter (“OTC”) derivative ^instruments, equity swaps and forward sales of stocks involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. The Fund has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration as a CPO. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser’s use of derivative instruments will be advantageous to the Fund. The Fund will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. Credit exposure on equity swaps to any one counterparty will be limited to 5% or less of net assets. Call options written on securities will be covered by ownership of the securities subject to the call option or an offsetting option.

Asset Coverage. To the extent required by SEC guidelines, the Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Real Estate Investment Trusts. The Fund may invest in real estate investment trusts ("REITs"), and therefore, is subject to the special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

^

Short Sales. The Fund may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). The Fund may sell short securities representing an index or basket of securities whose constituents the Portfolio holds in whole or in part. A short sale of an index or basket ^of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Portfolio.

The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. The Fund expects normally to close its short sales against-the-box by delivering newly-acquired stock.

Exposure to loss on an index or a basket ^of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket ^of securities sold short are not held by the Fund. Such losses may be substantial.

^

Exchange-Traded Funds. The Fund may invest in shares of exchange-traded funds (collectively, "ETFs"), which are designed to provide investment results corresponding to an index. These may include Standard & Poor’s Depositary Receipts ("SPDRs"), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as "Nasdaq-100 Shares") and iShares exchange-traded funds ("iShares"), such as iShares Russell 2000 Growth Index Fund. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the Fund. Moreover, the Fund’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Investment Companies. The Fund may invest in securities issued by registered and unregistered investment companies, including exchange-traded funds described below. Under the 1940 Act, the Fund’s investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations. The 10% limitation does not apply to the Fund’s investment in money market funds. If the Fund invests in an affiliated money market fund, the management fee paid on such investment will be credited against the Fund’s management fee. Please refer to "Cash Equivalents" below for additional information about investment in other investment companies.

Securities Lending. As described in the prospectus, the Fund may seek to earn income by lending portfolio securities to broker-dealers and other institutional investors. Cash collateral received by the Fund in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”), a privately offered investment company holding high quality, U.S dollar denominated money market instruments. As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by the Fund to Eaton Vance.

Cash Equivalents. The Fund may invest in cash equivalents to invest daily cash balances or for temporary defensive purposes. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations and may include a registered investment company that invests in such money market instruments. If the Fund invests in an affiliated money market fund, other than the Cash Collateral Fund, the management fee paid on such investment will be credited against the Fund’s management fees.

Portfolio Turnover. ^The Fund cannot accurately predict its portfolio turnover ^rate but ^the annual turnover rate ^may exceed 100% in connection with dividend capture strategies or to the extent ^the Fund sells securities in order to generate capital losses. Selling securities for such purposes will increase ^the Fund’s turnover rate and the trading costs it incurs. For the fiscal year ended April 30, 2006 the Fund’s portfolio turnover rate was 247% as a result of the Fund’s dividend capture trading strategies.

INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1) Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)	Purchase any securities or evidences of interest therein on “margin,“ that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(3)	Engage in the underwriting of securities;

(4)	Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities;

(5)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and (d) lending cash consistent with applicable law;

(6)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of ^any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in ^any one industry. For purposes of this restriction, electric utility companies, gas utility companies, integrated utility companies, telephone companies and water companies are considered separate industries.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its investable assets in another open-end management investment company (a portfolio) with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval the Fund may invest its investable assets in two or more open-end management investment companies which together have substantially the same investment objective, policies and restrictions as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

The following nonfundamental investment policies have been adopted by the Fund. A nonfundamental investment policy may be changed by the Trustees with respect to the Fund without approval by the Fund’s shareholders. The Fund will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund to dispose of such security or other asset. However, the Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the ^Fund (see "Principal Underwriter" under "Other Service Providers"). Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

Number of Portfolios
in Fund Complex
	Position(s) ^with	Term of Office and		Overseen By
Name and Date of Birth	the Trust	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

JAMES B. HAWKES	Trustee	Since 1991	^Chairman and Chief Executive Officer of EVC, BMR, Eaton ^Vance	^166	Director of EVC
11/9/41			^and EV; Director of EV; Vice President and Director of EVD. Trustee
and/or officer of ^166 registered investment companies in the Eaton
Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, Eaton Vance, EVC and EV, which are affiliates of the Trust.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	^Roy and Elizabeth Simmons Professor of Business Administration,	^166	None
1/2/63			Harvard University Graduate School of Business Administration (since
2003). Formerly, Associate Professor, Harvard University Graduate
School of Business Administration (2000-2003).

SAMUEL L. HAYES, III	Chairman of the	Since 1986 and	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard	^166	Director of Tiffany & Co.
2/23/35	Board and Trustee	Chairman of the	University Graduate School of Business Administration. Director of		(specialty retailer)
		Board since	Yakima Products, Inc. (manufacturer of automotive accessories) (since
		2005^^	2001) and Director of Telect, Inc. (telecommunication services company^).

WILLIAM H. PARK	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance	^166	None
9/19/47			company) (since 2005). Formerly, President and Chief Executive
Officer, Prizm Capital Management, LLC (investment management firm) (^2002-2005). Formerly, Executive Vice President and Chief
Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-
2001).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law ^Center. ^	^166	None
7/10/40

NORTON H. REAMER	Trustee	Since 1986	President, Chief Executive Officer and a Director of Asset Management	^166	None
9/21/35			Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn
Corporation (an investment and financial advisory services company)
(since September 2000). Formerly, Chairman and Chief Operating
Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of
Berkshire Capital Corporation (investment banking firm) (2002-
2003). ^

LYNN A. STOUT	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law	^166	None
9/14/57			(since July 2001). ^

RALPH F. VERNI	Trustee	Since 2005	^	^166	^
1/26/43			Consultant and private investor.		None

(1)Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees
	Position(s) ^with	^Term of ^Office and
^Name and Date of Birth	^the Trust	^Length of Service^	^Principal Occupation(s) During Past Five Years

THOMAS E. FAUST JR.	President	Since 2002	President of EVC,^ ^Eaton Vance, ^BMR and EV^, and Director of EVC. Chief ^Investment Officer
5/31/58			of ^EVC, ^Eaton Vance and ^BMR. ^ ^Officer of ^68 registered investment companies and 5 private investment companies managed by Eaton Vance or BMR.

WILLIAM H. AHERN, JR.	Vice President	Since 1995	Vice President of Eaton Vance and BMR.	Officer of ^71 registered investment companies managed
7/28/59			by Eaton Vance or BMR.

CYNTHIA J. CLEMSON	Vice President	Since 2005	Vice President of Eaton Vance and BMR.	Officer of ^86 registered investment companies managed
3/2/63			by Eaton Vance or BMR.
^

KEVIN S. DYER	Vice President	Since 2005	Assistant Vice President of Eaton Vance and BMR. Officer of 25 registered investment companies
2/21/75			managed by Eaton Vance or BMR.

AAMER KHAN	Vice President	Since 2005	Vice President of Eaton Vance and ^BMR. ^Officer ^of ^29 registered investment companies
6/07/60			managed by Eaton Vance or BMR.

THOMAS H. LUSTER	Vice President	Since 2006	Vice President of Eaton Vance and BMR. Officer of 43 registered investment companies managed
4/8/62			by Eaton Vance or BMR.

MICHAEL R. MACH	Vice President	Since 1999	Vice President of Eaton Vance and BMR.	Officer of ^33 registered investment companies managed
7/15/47			by Eaton Vance or BMR.

ROBERT B. MACINTOSH	Vice President	Since 1998	Vice President of Eaton Vance and BMR.	Officer of ^86 registered investment companies managed
1/22/57			by Eaton Vance or BMR.

CLIFF QUISENBERRY, JR.	Vice President	Since 2006	Vice President and Director of Research and Product Development of Parametric Portfolio Associates
1/1/65			("Parametric"). Officer of 30 registered investment companies managed by Eaton Vance or BMR.

DUNCAN W. RICHARDSON	Vice President	Since 2001	^Executive Vice President and Chief Equity Investment Officer of EVC, Eaton Vance and BMR^.
10/26/57		^	Officer of ^54 registered investment companies managed by Eaton Vance or BMR.

WALTER A. ROW, III	Vice President	Since 2001	Director of Equity Research and a Vice President of Eaton Vance and BMR. Officer of ^32 registered
7/20/57			investment companies managed by Eaton Vance or BMR.

JUDITH A. SARYAN	Vice President	Since 2003	Vice President of Eaton Vance and BMR.	Officer of ^35 registered investment companies managed
8/21/54			by Eaton Vance or BMR.

SUSAN SCHIFF	Vice President	Since 2002	Vice President of Eaton Vance and BMR. Officer of ^30 registered investment companies managed
3/13/61			by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Since 2005*	Vice President of Eaton Vance and BMR. Officer of 166 registered investment companies managed
6/19/57			by Eaton Vance or BMR.

ALAN R. DYNNER	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, Eaton Vance, EVD, EV and EVC. Officer
10/10/40			of ^166 registered investment companies managed by Eaton Vance or BMR.
^

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^166 registered investment companies
7/11/53			managed by Eaton Vance or BMR.

*Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1995.

The Board of Trustees of the Trust have several standing Committees, including the Governance Committee, the Audit Committee and the Special Committee. The Governance, the Audit and the Special Committees are each comprised of only noninterested Trustees. ^

Messrs. Hayes, Esty, Park, Pearlman, Reamer and Ms. Stout are members of the Governance Committee of the Board of Trustees of the Trust. Ms. Stout currently serves as chairperson of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended ^April 30, 2006, the Governance Committee convened ^five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Reamer (Chairman), Hayes, Park, Verni and Ms. Stout are members of the Audit Committee of the Board of Trustees of the Trust. The Board of Trustees has designated Messrs. Hayes, Park and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee’s purposes are to (i) oversee the Fund’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of Rule 306 of Regulation S-K for inclusion in the proxy statement of a Fund. During the fiscal year ended ^April 30, 2006, the Audit Committee convened four times.

Messrs. Hayes (Chairman), Esty, Park, Pearlman and Reamer are currently members of the Special Committee of the Board of Trustees of the Trust. The purposes of the Special Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Fund, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Fund; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee. ^During the fiscal year ended ^April 30, 2006, the Special Committee convened ^eighttimes.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2005.^

Aggregate Dollar Range of Equity
Securities Owned in All Registered
	Dollar Range of Equity Securities	Funds Overseen by Trustee in the
Name of Trustee	Owned in the Fund	Eaton Vance Fund Complex
Interested Trustee
James B. Hawkes	None	over $100,000
Noninterested Trustees
Benjamin C. Esty^	None	^$50,001 - $100,000
Samuel L. Hayes, III	None	over $100,000
William H. Park	$10,001 - $50,000	over $100,000
Ronald A. Pearlman	None	over $100,000
Norton H. Reamer	None	over $100,000
Lynn A. Stout	None	over $100,000*
Ralph F. Verni^	None	^over $100,000*

* Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.^

As of December 31, ^2005, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, ^2004 and December 31, ^2005, no noninterested Trustee (or their immediate family members) had:

1.	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

2.	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

3.	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, ^2004 and December 31, ^2005, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.

Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by the Fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the Fund’s assets, liabilities, and net income per share, and will not obligate the Fund to retain the services of any Trustee or obligate the Fund to pay any particular level of compensation to the Trustee. The Trust does not have a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust are paid by the Fund (and other series of the Trust). (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust^.) During the fiscal year ended ^April 30, 2006, the Trustees of the Trust earned the following compensation in their capacities as Trustees from the

Trust. For the year ended December 31, ^2005, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1): ^

Source of Compensation	^Benjamin C. Esty	Samuel L. Hayes	William H. Park	Ronald A. Pearlman	Norton H. Reamer	Lynn A. Stout	Ralph F. Verni
Trust(2)	$12,722	^$18,347	^$11,259	^$11,609	^$11,746	^$11,943	$13,152
Trust and Fund Complex(1)	180,000	^271,248	180,000(3)	180,000	190,000	190,000(4)	180,000(5)

(1)	As of ^September 1, 2006, the Eaton Vance fund complex consists of ^166 registered investment companies or series thereof. Messrs. Esty and Verni were elected as Trustees on April 29, 2005, and thus ^the compensation figures listed for the ^Trust and Fund Complex reflect amounts they would have received if they had been Trustees for the ^full calendar year.

(2)	The Trust consisted of ^25 Funds as of ^April 30, 2006.

(3)	Includes $^141,806 of deferred compensation.

(4)	Includes $^45,000 of deferred compensation.

(5)	^Includes $60,000 of deferred compensation.

Organization

The Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Proxy Voting Policy. The Board of Trustees of the Trust has adopted a proxy voting policy and ^procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and investment adviser Policies, see Appendix D and Appendix E. Information on how the Fund voted proxies relating to portfolio securities during the most recent ^12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the ^SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of the Fund and provides related office facilities and personnel subject to the supervision of the Trust’s Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Fund and what portion, if any, of the Fund’s assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Trust who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Fund pays the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed as follows:

Annual Fee Rate
^Average Daily Net Assets for the Month	^(for each level)
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%

As of April 30, ^2006, the Fund had net assets of $^923,^814,^800. For the fiscal ^years ended April 30, 2006 and 2005 and for the period from the start of business, May 30, 2003, to April 30, 2004, the Fund paid Eaton Vance advisory fees of $4,380,016, $2,225,319 and $584,010, respectively. Eaton Vance has agreed to reduce the advisory fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the fiscal ^years ended April 30, 2006 and 2005, Eaton Vance waived $67,418 and $33,^151, respectively, of its advisory fee.

Portfolio Managers. The portfolio managers of the Fund are Judith A. Saryan, Michael R. ^Mach, Aamer Khan and ^Thomas H. Luster. Each portfolio manager manages other investment companies and/or investment accounts in addition to the Fund. The following tables show, as of the Fund’s most recent fiscal year end, the number of accounts ^each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The tables also show the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts. ^

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Judith A. Saryan
Registered Investment Companies	6	^$6,915.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Michael R. Mach
Registered Investment Companies	7	^$9,635.0	0	$0
Other Pooled Investment Vehicles	^2	^$ 126.7	0	$0
Other Accounts	^6	^$ 110.7	0	$0
	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Aamer Khan
Registered Investment Companies	6	$5,896.4	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Thomas H. Luster
Registered Investment Companies	5	$6,331.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	11	$334.2	0	$0

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of the Fund’s most recent fiscal year ended April 30, ^2006.^

Aggregate Dollar Range
of Equity Securities Owned
	Dollar Range of Equity Securities	in all Registered Funds in the
Portfolio Manager	Owned in the Fund	Eaton Vance Family of Funds
Judith A. Saryan	^$10,001 - $50,000	$500,001 - $1,000,000
Michael R. Mach	^$10,001 - $50,000	over $1,000,000
Aamer Khan	None	$100,001 - $500,000
Thomas H. Luster	None	$500,001 - $1,000,000

It is possible that conflicts of interest may arise in connection with ^a portfolio ^manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons.

Compensation Structure. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of the Fund, and the Fund is authorized to pay Eaton Vance a fee in the amount of 0.15% of average daily net assets for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer the Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

For the fiscal year ended ^April 30, 2006, the Fund had net assets of ^$923,814,800. For the ^fiscal years ended April 30, 2006 and 2005, and for the period from the start of business, May 30, 2003, to April 30, 2004, Eaton Vance earned administration fees in the amount of ^$1,010,657, $513,535 and $134,771, respectively. During the period from the start of business, May 30, 2003, to April 30, 2004, Eaton Vance was allocated $63,937 of the Fund’s operating expenses.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from the Fund; and (4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund’s transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro rata share of such ^fee. For the fiscal year ended April 30, 2006, Eaton Vance was paid $30,572 by the transfer agent for sub-transfer agency services performed on behalf of the Fund.^

Information About Eaton Vance. Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. (“EV”) serves as trustee of Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance Corporation (“EVC”), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., Ann E. Berman, John G.L. Cabot, Leo I. Higdon, Jr., Vincent M. O’Reilly, Dorothy E. Puhy and Winthrop H. Smith, Jr. ^ All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Cynthia J. Clemson, Alan R. Dynner, Michael R. Mach, Robert B. MacIntosh, Thomas ^M. ^Metzold, Scott H. Page, Duncan W. Richardson, G. West Saltonstall, Judith A. Saryan, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization”, all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and the Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, ^employees of the investment adviser and principal underwriter may purchase and sell securities (including securities held or eligible for purchase by the Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Expenses. The Fund ^is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution ^Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), The Eaton Vance Building, 255 State Street, Boston, MA 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement ^is renewable annually by the ^Trust^’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Class A, Class B and Class C shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold^. EVD is an indirect, wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and ^Director and Mr. Dynner is a Vice President, Secretary and Clerk ^of EVD.

Custodian. Investors Bank & Trust Company (“IBT“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund. IBT has custody of all cash and securities of the Fund, maintains the general ledger of the Fund and computes the daily net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. IBT provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of the Fund, providing audit services^, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of the Fund is computed by IBT (as agent and custodian for the Fund) by subtracting the liabilities of the Fund from the value of its total assets. The Fund will be closed for business and will not price its shares on the following business holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Trustees of the Fund have established the following procedures for the fair valuation of the Fund’s assets under normal market conditions. Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities ^are acquired with a remaining maturity of more than 60 days, ^they will be ^valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

Foreign securities and currencies held by the Fund are valued in U.S. dollars, as calculated by the custodian based on foreign currency exchange quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. As described in the prospectus, valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the NYSE. In adjusting the value of foreign equity securities, the Fund may rely on an independent fair valuation service. Investments held by the Fund for which valuations or market quotations are ^not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and other information ^including, in the case of restricted securities, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. Shares of ^the Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The ^principal underwriter receives the sales charge, all or a portion of which may be reallowed to the investment dealers responsible for selling Fund shares. The sales charge table in the prospectus is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than ^the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below^.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A, Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored ^funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides ^investment services, such as management, brokerage and custody, ^(3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or ^similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, and (4) to officers and employees of the Fund’s custodian and transfer agent. Class A shares may also be sold at net asset value to registered representatives and ^employees ^of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the ^sale.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Fund Minimums. Minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of the Fund’s custodian and transfer agent.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased by an individual, his or her spouse and their children under the age of twenty-one, including shares held for the benefit of any such persons in trust or fiduciary accounts (including retirement accounts) or omnibus or "street name" accounts, will be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares held for eight years will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an “investment dealer fund”). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund^; however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Tax-Deferred Retirement Plans. Class A and Class C shares are available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution Plans

The Trust has in effect a ^compensation-type Distribution Plan (the “Class A Plan”) ^pursuant to ^Rule 12b-1 under the 1940 ^Act for Class A shares. The ^Class A Plan ^is designed to (i) finance activities which are primarily intended to result in the distribution and sales of ^Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service ^fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other ^persons. The distribution and service fees payable under the Class A Plan shall not ^exceed 0.25% of ^the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid quarterly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A^.

The Trust also has in effect ^compensation-type Distribution ^Plans (the “Class B and Class C Plans“) pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 6.25% of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B and Class C ^Plans through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plans also ^authorize the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on February 10, 2003. The Trustees of the Trust who are “interested” persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price per share (including the maximum of any initial sales charge) on the last day of the period and annualizing the resulting figure. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. ^Actual yield may be affected by variations in sales charges on investments^.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. Pursuant to the Policies, information about portfolio holdings of the Fund may not be disclosed to any party except as follows:

  Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, the Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. The Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The Fund’s complete portfolio holdings as reported annual and semiannual reports and on Form N-Q are available for viewing on the SEC website at http:// www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). Generally within ^five business days of filing with the SEC, the Fund’s portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no ^cost by contacting Eaton Vance at 1-800 225-6265. The Fund also will post a complete list of its portfolio holdings as of each calendar quarter end on the Eaton Vance website within 60 days of calendar quarter end.
  Disclosure of certain Portfolio characteristics: The Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end. Such information is also available upon request by contacting Eaton Vance at 1-800-225-6265.

  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers (including the investment adviser, custodian, transfer agent, principal underwriter, etc.) that have a legal or contractual duty to keep such information confidential; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the ^arrangement. Such persons may include securities lending agents, credit rating ^agencies (such as Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), statistical ratings ^agencies (such as Morningstar, Inc.), analytical service providers engaged by the investment ^adviser (such as Advent, Bloomberg L.P., Evare, Factset and The Yield Book, Inc.), proxy evaluation vendors, pricing services, translation ^services, lenders under Fund credit facilities (such as Citibank, N.A.) and, for purposes of facilitating portfolio transactions, investment dealers and other intermediaries (such as national and regional municipal bond dealers and mortgage-backed securities dealers). Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of the Fund’s Board of Trustees.

The Fund, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Fund. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. If ^the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. ^The Fund qualified as a RIC for its fiscal year ended April 30, 2006.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If a Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make ^substantial distributions.

^For taxable years beginning on or before December 31, ^2010, ^“qualified dividend income^” received by an individual will be taxed at the rates applicable to long-term capital ^gains. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. In general, distributions of investment income designated by ^the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s shares. In any event, if the aggregate qualified dividends received by ^the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term ^“gross income^” is the excess of net short-term capital gain over net long-term capital loss.

The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situtations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in “passive foreign investment companies” could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a “qualified electing fund”.

The Fund may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of the Fund will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of ^six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares ^(or shares of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”), are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). ^For taxable years beginning before January 1, 2008, the Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund.

^

Until December 31, 2007, if the Fund makes a distribution to a foreign shareholder that is attributable to interests in U.S. real property or in corporations for which direct or indirect interests in U.S. real property exceed certain levels and if such foreign shareholder owned more than 5% of the Fund’s outstanding shares at any time during the preceding one year, the distribution will be subject to a 35% withholding tax and will obligate such foreign shareholder to file a U.S. tax return. If a foreign person who owned more than 5% of the Fund’s outstanding shares at any time during the preceding one year redeems shares of the Fund within the 30 days prior to an ex-dividend date of a distribution subject to the 35% tax and within 30 days before or after the ex-dividend date acquires or contracts to acquire a substantially identical interest in the Fund, such foreign person may be subject to the 35% tax and a U.S. filing requirement. After December 31, 2007, these rules apply only to Fund distributions attributable to distributions received by the Fund from real estate investment trusts.

If the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the Internal Revenue Service (the “IRS”) as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. ^

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by Eaton Vance, the Fund’s investment adviser. The Fund is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for the Fund. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The ratio of the commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services over the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the “Third Party Research Services Payment Ratio.”

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and may receive them from third parties with which these broker-dealers have arrangements. The Fund and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser may include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

In the event that the investment adviser executes Fund securities transactions with a broker-dealer on or after May 1, 2004 and the associated commission is consideration for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by the Fund by an amount equal to the commission payment associated with the transaction divided by the applicable Third Party Research Services Payment Ratio.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by the Fund will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the ^two fiscal years ended April 30, 2006, and for the period from the start of business, May 30, 2003, to April 30, 2004, as well as the amount of Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of Research Services in selecting a broker-dealer firm, provided it does not compromise the investment adviser’s obligation to seek best overall execution. ^

		Amount of Transactions	Commissions Paid on
Fiscal Year	Brokerage	Directed to Firms	Transactions Directed to
End	Commission Paid	Providing Research	Firms Providing Research
April 30, 2006	$3,923,265**	$2,842,246,862	$3,335,683
April 30, 2005	$1,475,785	^	^
April 30, 2004*	$ 497,348

* For the period from the start of business, May 30, 2003 to April 30, 2004.

**Higher brokerage commissions paid for the period are a result of the Fund’s higher portfolio turnover rate.

FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting firm for the Fund, appear in the Fund’s most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the report of the independent registered public accounting firm for the Fund for the fiscal year ended April 30, 2006, as previously filed electronically with the SEC (Accession No. 0001104659-06-045660).

APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges, Distribution and Service Fees and Repurchase Transaction Fees. For the fiscal year ended ^April 30, 2006, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total distribution and service fees paid by the Fund, (6) distribution and service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. ^Distribution and service fees that were not paid to investment dealers were retained by the principal underwriter. ^

Repurchase
Transaction Fees
Total Sales	Sales Charges to	Sales Charges to	CDSC Paid to	Total Distribution and	Service Fees Paid	Paid to Principal
Charges Paid	Investment Dealers	Principal Underwriter	Principal Underwriter	Service Fees Paid	to Investment Dealers	Underwriter

^$4,495,116	^$3,828,888	^$666,228	^$4,000	^$745,005	^$307,334	^$1,152.50

For the ^fiscal year ended April 30, 2005 and for the period from the start of business, May 30, 2003, to April 30, 2004, total sales charges of $2,094,082 and $2,080,021, respectively were paid on sales of Class A, of which the principal underwriter received $307,713 and $320,867, respectively. The balance of such amount was paid to investment dealers.

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund^’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund^’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Length of Period Ended ^April 30, 2006
Average Annual Total Return:	One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^15.^78%	^14.^28%
Before Taxes and Including Maximum Sales Charge	9.^13%	^11.^99%
After Taxes on Distributions and Excluding Maximum Sales Charge	^14.^89%	^13.^54%
After Taxes on Distributions and Including Maximum Sales Charge	^8.^29%	^11.^26%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	11.^32%	^12.^24%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^6.^94%	^10.^23%
Class A commenced operations May 30, 2003.

Control Persons and Principal Holders of Securities. At ^August 1, 2006, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:^

Charles Schwab & Co. Inc.	San Francisco, CA	^10.1%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^7.3%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

APPENDIX B

Class B Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended ^April 30, 2006, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

Repurchase
Commission Paid						^Transaction
by Principal	Distribution Fee		Uncovered Distribution		Service Fees	Fees Paid to
Underwriter to	Paid to	CDSC Paid to	Charges (as a % of Class	Service	Paid to	Principal
Investment Dealers	Principal Underwriter	Principal Underwriter	Net Assets)	Fees	Investment Dealers	^Underwriter

^$1,105,282	^$735,954	^$196,000	$^4,228,000 (3.5%)	^$237,315	^$171,783	^$690.00

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund^’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund^’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Length of Period Ended ^April 30, 2006
Average Annual Total Return:	One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^14.^97%	^13.^45%
Before Taxes and Including Maximum Sales Charge	^9.^97%	^12.^36%
After Taxes on Distributions and Excluding Maximum Sales Charge	14.^20%	12.^82%
After Taxes on Distributions and Including Maximum Sales Charge	9.^20%	^11.^72%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^10.^64%	^11.^53%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	7.^39%	^10.^57%
Class B commenced operations May 30, 2003.

Control Persons and Principal Holders of Securities. At ^August 1, 2006, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:^

Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^13.0%
Citigroup Global Markets, Inc.	New York, NY	6.7%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

APPENDIX C

Class C Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended ^April 30, 2006, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

Commission Paid
by Principal	Distribution Fee		Uncovered Distribution		Service Fees	Repurchase Transaction
Underwriter to	Paid to	CDSC Paid to	Charges (as a % of Class	Service	Paid to	Fees Paid to
Investment Dealers	Principal Underwriter	Principal Underwriter	Net Assets)	Fees	Investment Dealers	Principal Underwriter

^$1,900,888	^$1,958,101	^$51,000	$^16,616,000 (4.7%)	^$652,700	^$633,625	^$707.50

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund^’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund^’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Length of Period Ended ^April 30, 2006
Average Annual Total Return:	One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^14.^87%	^13.^44%
Before Taxes and Including Maximum Sales Charge	^13.^87%	^13.^44%
After Taxes on Distributions and Excluding Maximum Sales Charge	14.^10%	12.^81%
After Taxes on Distributions and Including Maximum Sales Charge	13.^10%	12.^81%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^10.^57%	^11.^52%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^9.^92%	^11.^52%
Class C commenced operations May 30, 2003.

Control Persons and Principal Holders of Securities. At ^August 1, 2006, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:^

Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^28.5%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

APPENDIX D

EATON VANCE FUNDS PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section IV below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

^

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflicts of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s^), or a committee or sub-committee of such Board concerning the material conflict.

Once the Adviser notifies the relevant Board(s^), committee or sub-committee of the Board, of the material conflict, the Board(s^), committee or sub-committee, shall convene a meeting ^to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the ^Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter ^upon ^request. The ^Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the ^Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the ^Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

APPENDIX E

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction
Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser”
and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting
^Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”)
requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994)^.

II. Overview
Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value^.
The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written ^Guidelines described in detail below and will utilize such ^Guidelines in voting proxies on behalf of its clients. These ^Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders^.

^

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton
Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an
Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.
No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the
Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy
Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III. Roles and Responsibilities

^A. Proxy ^Administrator

^

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the
Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy
Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B. ^Agent

^

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.
Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C. ^Proxy Group
^
The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’
discretion.
For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.
If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.
If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.
The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV. ^Proxy Voting Guidelines (“^Guidelines”^)
^

A. General Policies
It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.
In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.
When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.
Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B. Proposals Regarding Mergers and Corporate Restructurings
The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C. Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers
contained in mutual fund proxies.

D. Corporate Structure Matters/Anti-Takeover Defenses
As a general matter, the Advisers ^will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible ^transactions (except in the case of closed-end management investment companies).
^

E. ^Social and Environmental Issues
^
The Advisers generally support management on social and environmental proposals.

F. ^Voting Procedures
^
Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy
Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent
Recommendation
In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken
The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i)
if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the
Agent not to vote such proxy.
Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.
Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable,
Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted
If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy
Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the
Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

^V. Recordkeeping
The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section
204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

*	^A copy of the Advisers’ proxy voting policies and procedures;
*^

  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast^;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.
^VI.Assessment of Agent and Identification and Resolution of Conflicts with Clients
A. Assessment of Agent
The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.
B. Conflicts of Interest
As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

*	Quarterly, the Eaton Vance Legal and Compliance ^Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of ^certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD. ^
*	A representative of the Legal and Compliance ^Department will compile a list of the companies identified (the
“Conflicted Companies”) and provide that list to the Proxy Administrator.
*	The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she ^has ^been referred a proxy ^statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy
Company, the Proxy Administrator will report that fact to the ^Proxy Group.
*^
*	^If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the ^Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”^) or the
recommendation of the Agent, as applicable, he or she will (i) inform the ^Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.
*^
*	If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton
Vance senior management, will then determine if a material conflict of interest exists between the relevant
Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted
Companies the Adviser will seek instruction on how the proxy should be voted from:
* The client, in the case of an individual or corporate client^;
* In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; ^or
* The adviser, in situations where the Adviser acts as a sub-adviser to such adviser^.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, ^Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

^

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                                                  PART C - OTHER INFORMATION

Item 23.      Exhibits (with inapplicable items omitted)

(a)	(1)	Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated August
17, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

	(2)	Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to Post-
Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

	(3)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c) to Post-
Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

	(4)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value as amended effective November 15, 2004 filed as Exhibit (a)(4) to Post-
Effective Amendment No. 98 filed December 6, 2004 and incorporated herein by reference.

	(5)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value as amended effective March 1, 2005 filed as Exhibit (a)(5) to Post-Effective
Amendment No. 103 filed March 1, 2005 and incorporated herein by reference.

	(6)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value as amended effective June 13, 2005 filed as Exhibit (a)(6) to Post-Effective
Amendment No. 108 filed August 17, 2005 and incorporated herein by reference.

	(7)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value as amended effective August 8, 2005 filed as Exhibit (a)(7) to Post-
Effective Amendment No. 108 filed August 17, 2005 and incorporated herein by reference.

	(8)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value as amended effective March 1, 2006 filed as Exhibit (a)(8) to Post-Effective
Amendment No. 112 filed on February 28, 2006 (Accession No. 0000940394-06-000201) and
incorporated herein by reference.

	(9)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value as amended effective March 27, 2006 filed as Exhibit (a)(9) to Post-
Effective Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-000369)
and incorporated herein by reference.

	(10)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
without Par Value as amended effective May 1, 2006 filed as Exhibit (a)(10) to Post-Effective
Amendment No. 116 filed on April 27, 2006 (Accession No. 0000940394-06-000428) and
incorporated herein by reference.

(b)	(1)	By-Laws as amended November 3, 1986 filed as Exhibit (2)(a) to Post-Effective Amendment
No. 23 filed July 14, 1995 and incorporated herein by reference.

	(2)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

                                                                                    C-1

	(3)		Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated June 18, 2002 filed as
Exhibit (b)(3) to Post-Effective Amendment No. 87 filed September 13, 2002 and incorporated herein by reference.

	(4)		Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated February 7, 2005 filed as
Exhibit (b)(4) to Post-Effective Amendment No. 103 filed March 1, 2005 and incorporated herein by reference.

(c)			Reference is made to Item 23(a) and 23(b) above.

(d)	(1)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free
Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

	(2)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit (5)(c) to Post-
Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

	(3)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal
Bond Fund dated October 17, 1997 filed as Exhibit (5)(d) to Post-Effective Amendment No.
37 filed October 17, 1997 and incorporated herein by reference.

	(4)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International
Growth Fund dated June 18, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 76 filed June 21, 2001 and incorporated herein by reference.

	(5)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Equity
Research Fund dated August 13, 2001 filed as Exhibit (d)(7) to Post-Effective Amendment
No. 78 filed August 17, 2001 and incorporated herein by reference.

	(6)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Equity Asset Allocation Fund dated December 10, 2001 filed as Exhibit (d)(6) to
Post-Effective Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.

	(7)	(a)	Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton
Vance Low Duration Fund dated June 18, 2002 filed as Exhibit (d)(7) to Post-Effective
Amendment No. 83 filed June 26, 2002 and incorporated herein by reference.

		(b)	Fee Waiver Agreement between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance
Low Duration Fund and Eaton Vance Management filed as Exhibit (d)(7)(b) to Post-Effective
Amendment No. 95 filed April 28, 2004 and incorporated herein by reference.

		(c)	Amendment to Fee Waiver Agreement on behalf of Eaton Vance Low Duration Fund dated
June 14, 2004 filed as Exhibit (7)(c) to Post-Effective Amendment No. 103 filed March 1,
2005 and incorporated herein by reference.

	(8)		Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Dividend Income Fund dated February 10, 2003 filed as Exhibit (d)(8) to Post-
Effective Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.

                                                                                      C-2

	(9)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Emerging Markets Fund dated August 11, 2003 filed as Exhibit (d)(9) to Post-
Effective Amendment No. 91 filed August 11, 2003 and incorporated herein by reference.

	(10)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Diversified
Income Fund dated November 15, 2004 filed as Exhibit (d)(10) to Post-Effective Amendment
No. 98 filed December 6, 2004 and incorporated herein by reference.

	(11)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Dividend
Income Fund dated August 8, 2005 filed as Exhibit (d)(11) to Post-Effective Amendment No.
108 filed August 17, 2005 and incorporated herein by reference.

	(12)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Structured
Emerging Markets Fund dated March 27, 2006 filed as Exhibit (d)(12) to Post-Effective
Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-000369) and
incorporated herein by reference.

(e)	(1)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit (6)(a)(4) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

	(2)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as
Exhibit (6)(a)(6) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

	(3)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as
Exhibit (6)(a)(7) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

	(4) (a)	Amended and Restated Distribution Agreement between Eaton Vance Mutual Funds Trust and
Eaton Vance Distributors, Inc. effective as of June 16, 2003 with attached Schedule A filed as
Exhibit (e)(4) to Post-Effective Amendment No. 89 filed July 9, 2003 and incorporated herein by reference.

	(b)	Amended Schedule A effective March 27, 2006 to the Amended and Restated Distribution
Agreement filed as Exhibit (e)(4)(b) to Post-Effective Amendment No. 115 filed April 13,
2006 (Accession No. 0000940394-06-000369) and incorporated herein by reference.

	(5)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers
filed as Exhibit (6)(b) to Post-Effective Amendment No. 61 filed December 28, 1995 to the
Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and
incorporated herein by reference.

(f)		The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November
1, 1994).

                                                                                       C-3

(g)	(1)		Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as
Exhibit (8) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

	(2)		Amendment to Custodian Agreement with Investors Bank & Trust Company dated October
23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 filed February 27, 1996 and incorporated herein by reference.

	(3)		Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated
December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance
Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed
January 25, 1999 and incorporated herein by reference.

	(4)		Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors
Bank & Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy-
Write Opportunities Fund N-2 Pre-Effective Amendment No. 2 (File Nos. 333-123961, 811-
21745) filed September 26, 2005 (Accession No. 0000950135-05-005528) and incorporated herein by reference.

	(5)		Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808,
Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

	(6)		Custodian Agreement with State Street Bank and Trust Company dated as of February 9, 2004 filed as Exhibit (g)(6) of Post-Effective Amendment No. 59 to the Registration Statement of
Eaton Vance Series Trust II (File Nos. 02-42722 and 811-02258) filed January 27, 2004
(Accession No. 0000940394-04-000079) and incorporated herein by reference.

(h)	(1)	(a)	Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit (9)(a) to Post-
Effective Amendment No. 24 filed August 16, 1995 and incorporated herein by reference.

		(b)	Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services
Agreement dated July 31, 1995 filed as Exhibit (9)(a)(1) to Post-Effective Amendment No. 38
filed October 30, 1997 and incorporated herein by reference.

		(c)	Schedule A-1 effective March 2, 1998 to the Amended Administrative Services Agreement
filed as Exhibit (h)(1)(c) to Post-Effective Amendment No. 98 filed December 6, 2004 and incorporated herein by reference.

		(d)	Schedule A-2 effective June 22, 1998 to the Amended Administrative Services Agreement
filed as Exhibit (h)(1)(d) to Post-Effective Amendment No. 98 filed December 6, 2004 and incorporated herein by reference.

		(e)	Schedule A-3 effective November 15, 2004 to the Amended Administrative Services
Agreement filed as Exhibit (h)(1)(e) to Post-Effective Amendment No. 98 filed December 6,
2004 and incorporated herein by reference.

		(f)	Schedule A-4 effective February 13, 2006 to the Amended Administrative Services Agreement
filed as Exhibit (h)(1)(f) to Post-Effective Amendment No. 113 filed March 14, 2006 and

                                                                                         C-4

incorporated herein by reference.

(2)	(a)	Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated August 16, 1999 filed as Exhibit
(h)(2) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

	(b)	Schedule A to the Administrative Services Agreement filed as Exhibit (h)(2)(b) to Post-
Effective Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-000369)
and incorporated herein by reference.

(3)		Transfer Agency Agreement dated as of August 1, 2005 filed as Exhibit (h)(3) to Post-
Effective Amendment No. 109 filed August 25, 2005 (Accession No. 0000940394-05-000983)
and incorporated herein by reference.

(4)		Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and
Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective Amendment No. 109 filed
August 25, 2005 (Accession No. 0000940394-05-000983) and incorporated herein by reference.

(i) (1)		Opinion of Internal Counsel dated April 13, 2006 filed as Exhibit (i) to Post-Effective
Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-000369) and
incorporated herein by reference.

(2)		Consent of Internal Counsel dated August 28, 2006 filed herewith.

(j)		Consent of Independent Registered Public Accounting Firm for Eaton Vance Tax-Managed
Dividend Income Fund filed herewith.

(m) (1)	(a)	Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the
Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-
Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

	(b)	Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton
Vance Money Market Fund adopted June 24, 1996 filed as Exhibit (15)(h)(1) to Post-Effective
Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

(2)		Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted June 23, 1997 and amended April 24, 2006 filed as Exhibit (m)(2) to Post-Effective Amendment No. 117 filed
June 28, 2006 and incorporated herein by refernce.

(3)	(a)	Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(j) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

	(b)	Schedule A to Class B Distribution Plan filed as Exhibit (m)(3)(b) to Post-Effective
Amendment No. 108 filed August 17, 2005 and incorporated herein by reference.

(4)	(a)	Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(k) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

                                                                                 C-5

		(b)	Schedule A effective March 27, 2006 to Class C Distribution Plan filed as Exhibit (m)(4)(b) to
Post-Effective Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-
000369) and incorporated herein by reference.

	(5)		Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Low Duration
Fund adopted June 18, 2002 filed as Exhibit (m)(5)(a) to Post-Effective Amendment No. 83
filed June 26, 2002 and incorporated herein by reference.

	(6)		Eaton Vance Mutual Funds Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedules (A and A-1) as Exhibit (6)(a) to Post-Effective Amendment No. 71 filed
January 12, 2001 and incorporated herein by reference.

	(7)	(a)	Eaton Vance Mutual Funds Trust Class R Distribution Plan adopted June 16, 2003 with attached Schedule A filed as Exhibit (m)(7) to Post-Effective Amendment No. 89 filed July 9,
2003 and incorporated herein by reference.

		(b)	Schedule A to Class R Distribution Plan filed as Exhibit (m)(7)(b) to Post-Effective
Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-06-000201) and
incorporated herein by reference.

(n)	(1)		Amended and Restated Multiple Class Plan dated February 9, 2004 filed as Exhibit (o)(1) to
Post-Effective Amendment No. 94 filed February 26, 2004 and incorporated herein by reference.

	(2)	(a)	Schedule A effective March 27, 2006 to Amended and Restated Multiple Class Plan dated
February 9, 2004 filed as Exhibit (n)(2) to Post-Effective Amendment No. 115 filed April 13,
2006 (Accession No. 0000940394-06-000369) and incorporated herein by reference.

		(b)	Schedule A effective April 24, 2006 to Amended and Restated Multiple Class Plan dated
February 9, 2004 filed as Exhibit (n)(2) to Post-Effective Amendment No. 79 of Eaton Vance
Special Investment Trust (File Nos. 2-27962, 811-1545) filed May 8, 2006 (Accession No.
0000940394-06-000495) and incorporated herein by reference.

(p)	(1)		Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston
Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds
effective September 1, 2000, as revised February 1, 2006, filed as Exhibit (p)(1) to Post-
Effective Amendment No. 94 of Eaton Vance Growth Trust (File Nos. 2-22019 and 811-1241)
filed January 27, 2006 (Accession No. 0000940394-06-000125) and incorporated herein by reference.

	(2)		Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company LLC effective November 6, 2004 filed as Exhibit (p)(3) to Post-Effective Amendment No. 87 of
Eaton Vance Growth Trust (File Nos. 2-22019 and 811-1241) filed December 23, 2004
(Accession No. 0000940394-04-001173) and incorporated herein by reference.

	(3)		Code of Ethics adopted by Fox Asset Management, LLC effective January 31, 2006 filed as
Exhibit (p)(3) to Post-Effective Amendment No. 112 filed February 28, 2006 (Accession No.
0000940394-06-000201) and incorporated herein by reference.

	(4)		Code of Ethics adopted by Parametric Portfolio Associates effective July 15, 2005 filed as
Exhibit (p)(4) to Post-Effective Amendment No. 108 filed August 17, 2005 and incorporated herein by reference.

                                                                                  C-6

	(5)	Code of Ethics adopted by Eagle Global Advisors, LLC effective May 14, 2004 (as revised
February 1, 2005) filed as Exhibit (p)(5) to Post-Effective Amendment No. 111 filed October
26, 2005 (Accession No. 0000940394-05-001154) and incorporated herein by reference.

(q)	(1) (a)	Powers of Attorney for Eaton Vance Mutual Funds Trust dated November 1, 2005 filed as
Exhibit (q) to Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos.
33-572, 811-4409) (Accession No. 0000940394-05-0091357) filed November 29, 2005 and incorporated herein by reference.

	(b)	Power of Attorney for Eaton Vance Mutual Funds Trust dated January 25, 2006 filed as
Exhibit (q) to Post-Effective Amendment No. 104 of Eaton Vance Municipals Trust (File Nos.
33-572, 811-4409) (Accession No. 0000940394-06-000148) filed January 30, 2006 and incorporated herein by reference.

	(2)	Power of Attorney for Government Obligations Portfolio and Strategic Income Portfolio dated
July 1, 2003 filed as Exhibit (q)(18) to Post-Effective Amendment No. 89 filed July 1, 2003 and incorporated herein by reference.

	(3)	Power of Attorney for Tax-Managed Growth Portfolio dated July 1, 2003 filed as Exhibit
(q)(3) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

	(4)	Power of Attorney for Tax-Managed Small-Cap Value Portfolio dated July 1, 2003 filed as
Exhibit (q)(4) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

	(5)	Power of Attorney for Investment Portfolio dated July 1, 2003 filed as Exhibit (q)(5) to Post-
Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

	(6)	Power of Attorney for Floating Rate Portfolio dated July 1, 2003 filed as Exhibit (q)(6) to
Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

	(7)	Power of Attorney for High Income Portfolio dated July 1, 2003 filed as Exhibit (q)(7) to Post-
Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

	(8)	Power of Attorney for Tax-Managed International Growth Portfolio (now Tax-Managed
International Equity Portfolio) and Tax-Managed Multi-Cap Opportunity Portfolio dated July
1, 2003 filed as Exhibit (q)(8) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

	(9)	Power of Attorney for Tax-Managed Mid-Cap Core Portfolio dated July 1, 2003 filed as
Exhibit (q)(9) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

	(10)	Power of Attorney for Tax-Managed Small-Cap Growth Portfolio dated July 1, 2003 filed as
Exhibit (q)(10) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

	(11)	Power of Attorney for Tax-Managed Value Portfolio dated July 1, 2003 filed as Exhibit (q)(11)
to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

                                                                                  C-7

(12)	Power of Attorney for Cash Management Portfolio dated July 1, 2003 filed as Exhibit (q)(12)
to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(13)	Power of Attorney for Investment Grade Income Portfolio dated August 11, 2003 filed as
Exhibit (q)(13) to Post-Effective Amendment No. 95 filed April 28, 2004 and incorporated herein by reference.

(14)	Power of Attorney for Boston Income Portfolio dated December 29, 2004 filed as Exhibit
(q)(14) to Post-Effective Amendment No. 100 filed December 30, 2004 and incorporated herein by reference.

(15)	Power of Attorney for Eaton Vance Mutual Funds Trust dated April 29, 2005 filed as Exhibit
(q)(15) to Post-Effective Amendment No. 106 filed June 27, 2005 and incorporated herein by reference.

(16)	Power of Attorney for Tax-Managed Growth Portfolio, Tax-Managed International Equity
Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Multi-Cap Opportunity
Portfolio, Tax-Managed Small-Cap Growth Portfolio, Tax-Managed Small-Cap Value
Portfolio, Tax-Managed Value Portfolio and Investment Grade Income Portfolio dated
November 1, 2005 filed as Exhibit (q)(2) - (q)(5) to Post-Effective Amendment No. 93 of
Eaton Vance Growth Trust (File Nos. 2-22019 and 811-1241) filed December 23, 2005
(Accession No. 0000940394-05-001402) and incorporated herein by reference.

(17)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Floating Rate
Portfolio, Government Obligations Portfolio, High Income Portfolio, Investment Grade
Income Portfolio, Investment Portfolio, Strategic Income Portfolio, Tax-Managed Growth
Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Growth Portfolio
and Tax-Managed Small-Cap Value Portfolio dated November 1, 2005 filed as Exhibit (q)(17)
to Post-Effective Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-
06-000201) and incorporated herein by reference.

(18)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Floating Rate
Portfolio, Government Obligations Portfolio, High Income Portfolio, Investment Grade
Income Portfolio, Investment Portfolio, Strategic Income Portfolio and Tax-Managed
International Equity Portfolio dated January 25, 2006 filed as Exhibit (q)(18) to Post-Effective
Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-06-000201) and
incorporated herein by reference.

(19)	Power of Attorney for Asian Small Companies Portfolio, Capital Growth Portfolio, Global
Growth Portfolio, Greater China Growth Portfolio, Growth Portfolio, Investment Grade
Income Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia
Portfolio and Utilities Portfolio dated January 25, 2006 filed as Exhibit (q)(8) to Post-Effective
Amendment No. 75 of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545)
filed February 14, 2006 (Accession No. 0000940394-06-000187) and incorporated herein by reference.

(20)	Power of Attorney for International Equity Portfolio dated February 13, 2006 filed as Exhibit
(q)(20) to Post-Effective Amendment No. 113 filed March 14, 2006 and incorporated herein by reference.

                                                                             C-8

Item 24.    Persons Controlled by or Under Common Control

Not applicable

Item 25.    Indemnification

Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26.    Business and other Connections of Investment Adviser

 Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statements of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Boston Management and Research (File No. 801-43127), Atlanta Capital Management Company, LLC (File No. 801-52179), Fox Asset Management, LLC (File No. 801-26379 ) and Eagle Global Advisors, LLC (File No. 801-53294) filed with the Commission, all of which are incorporated herein by reference.

Item 27.    Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of
Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

	Eaton Vance Advisers Senior Floating-Rate Fund	Eaton Vance Mutual Funds Trust
	Eaton Vance Growth Trust	Eaton Vance Prime Rate Reserves
	Eaton Vance Institutional Senior Floating-Rate Fund	Eaton Vance Series Trust II
	Eaton Vance Investment Trust	Eaton Vance Special Investment Trust
	Eaton Vance Municipals Trust	EV Classic Senior Floating-Rate Fund
	Eaton Vance Municipals Trust II	Eaton Vance Variable Trust
(b)

(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Ira Baron	Vice President	None
John Bercini	Vice President	None
Chris Berg	Vice President	None
Kate B. Bradshaw	Vice President	None
Timothy Breer	Vice President	None
Eric Caplinger	Vice President	None
Mark Carlson	Vice President	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Michael Collins	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Patrick Cosgrove	Vice President	None
Raymond Cox	Vice President	None
Peter Crowley	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Darrow	Vice President	None
Derek Devine	Vice President	None

                                                                      C-9

Todd Dickinson	Vice President	None
John Dolan	Vice President	None
James Durocher	Vice President	None
Alan R. Dynner	Vice President, Secretary and Clerk	Secretary
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Vince Falbo	Vice President	None
Richard A. Finelli	Vice President	None
Daniel Flynn	Vice President	None
James Foley	Vice President	None
Michael A. Foster	Vice President	None
Kathleen Fryer	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
James B. Hawkes	Vice President and Director	Trustee
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Chris Howe	Vice President	None
Elizabeth Johnson	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Lindsey Kidder	Vice President	None
Thomas P. Luka	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
David Michaud	Vice President	None
Morgan C. Mohrman	Senior Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Joseph Nelson	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
James O’Brien	Vice President	None
Andrew Ogren	Vice President	None
Philip Pace	Vice President	None
Margaret Pier	Vice President	None
Shannon Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
David Richman	Vice President	None
Tim Roach	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Lawrence Sinsimer	Senior Vice President	None
Randy Skarda	Vice President	None
Bill Squadroni	Vice President	None
Joseph Staszkiw	Vice President	None
William M. Steul	Vice President and Director	None
Cornelius J. Sullivan	Senior Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Stefan Thielen	Vice President	None

                                                                        C-10

Michael Tordone	Vice President	None
George Torruella	Vice President	None
John M. Trotsky	Vice President	None
Jerry Vainisi	Vice President	None
John Vaughan	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Wharton P. Whitaker	President and Director	None
Greg Whitehead	Vice President	None
Mark Whitehouse	Vice President	None
Steve Widder	Vice President	None
Charles Womack	Vice President	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

*	Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109 (c) Not applicable

Item 28. Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

Item 29. Management Services

Not applicable

   Item 30.    Undertakings

None

C-11

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on August 28, 2006.

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ THOMAS E. FAUST Jr.
Thomas E. Faust Jr., President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities on August 28, 2006.

Signature	Title

/s/ Thomas E. Faust Jr.	President (Chief Executive Officer)
Thomas E. Faust Jr.

/s/Barbara E. Campbell	Treasurer (and Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

James B. Hawkes*	Trustee
James B. Hawkes

Samuel L. Hayes, III*	Trustee
Samuel L. Hayes

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Norton H. Reamer*	Trustee
Norton H. Reamer

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By:	/s/ Alan R. Dynner
Alan R. Dynner ( As attorney-in-fact)

                                                                     C-12

                                                                        EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description

(i) (2)	Consent of Internal Counsel dated August 28, 2006.
(j)	Consent of Independent Registered Public Accounting Firm for Eaton Vance Tax-Managed
Dividend Income Fund

                                                                                     C-13